Related Party Transactions - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Related Party Transaction [Line Items]
Commission percentage as a percentage of purchase and sale price of the Company's vehicles	1.00%
Commission paid for fleet procurement and disposal services	$ 0.9	$ 0.4